Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax [Line Items]
Current taxation	$ 135,412	$ 101,546	$ 41,972
Deferred taxation	10,395	6,838	6,031
Tax expense (income), continuing operations	145,807	108,384	48,003
The tax on the group’s profit before tax differs from the theoretical amount that would arise using the statutory tax rate applicable to the group’s operations.
(Loss)/profit before tax	480,854	402,605	260,778
Tax calculated at the DRC effective tax rate of 30%	144,256	120,782	78,233
Difference in tax rates in overseas jurisdictions	(4,771)	(3,513)	0
Reconciling items:
• Income taxed at 0%	(17,499)	(17,002)	(8,483)
• Expenses deductible at 0%	12,864	10,947	7,528
Withholding tax adjustment on Tongon dividend	10,908	2,272	0
Côte d’Ivoire tax holiday permanent differences	0	0	(7,868)
Share of equity accounted joint venture profits	(3,585)	(5,190)	(23,191)
Other permanent differences	3,634	88	1,784
Taxation (credit) / charges	145,807	108,384	48,003
Kibali Jersey Limited [member]
Disclosure of income tax [Line Items]
Current taxation	0	7,868	8,377
Deferred taxation	(54,333)	(30,830)	9,463
Tax expense (income), continuing operations	(54,333)	(22,962)	17,840
The tax on the group’s profit before tax differs from the theoretical amount that would arise using the statutory tax rate applicable to the group’s operations.
(Loss)/profit before tax	(40,349)	26,728	155,825
Tax calculated at the DRC effective tax rate of 30%	(12,105)	8,018	46,748
Reconciling items:
• Income taxed at 0%	(40,948)	(38,922)	(34,218)
Withholding tax adjustment on Tongon dividend	0	7,868	8,377
Net capital allowances not deductible	0	0	(157)
Other permanent differences	(1,280)	74	(2,910)
Taxation (credit) / charges	$ (54,333)	$ (22,962)	$ 17,840